Financial assets at fair value through profit or loss - Breakdown by issuing entity and credit rating (Details) € in Millions	12 Months Ended
Dec. 31, 2024 EUR (€)
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Nominal value	€ 6,801
Fair value	6,797
Financial assets held for trading
Financial assets at fair value through profit or loss
Nominal value	6,443
Fair value	6,439
Financial assets held for trading | Quoted bonds issued by sovereign states
Financial assets at fair value through profit or loss
Nominal value	975
Fair value	965
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate
Financial assets at fair value through profit or loss
Nominal value	948
Fair value	938
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate | Italy
Financial assets at fair value through profit or loss
Nominal value	57
Fair value	€ 58
Rating - Moody's	Baa3
Rating - S&P	BBB
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate | United States of America
Financial assets at fair value through profit or loss
Nominal value	€ 703
Fair value	€ 693
Rating - Moody's	Aaa
Rating - S&P	AA+
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate | Chile
Financial assets at fair value through profit or loss
Nominal value	€ 61
Fair value	€ 60
Rating - Moody's	A2
Rating - S&P	A
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate | France
Financial assets at fair value through profit or loss
Nominal value	€ 60
Fair value	€ 61
Rating - Moody's	Aa3
Rating - S&P	AA-
Financial assets held for trading | Quoted bonds issued by sovereign states | Fixed rate | Other
Financial assets at fair value through profit or loss
Nominal value	€ 67
Fair value	€ 66
Rating - Moody's	from Aaa to Baa2
Rating - S&P	from AAA to BBB-
Financial assets held for trading | Quoted bonds issued by sovereign states | Floating rate
Financial assets at fair value through profit or loss
Nominal value	€ 27
Fair value	27
Financial assets held for trading | Quoted bonds issued by sovereign states | Floating rate | Italy
Financial assets at fair value through profit or loss
Nominal value	27
Fair value	€ 27
Rating - Moody's	Baa3
Rating - S&P	BBB
Financial assets held for trading | Other Bonds
Financial assets at fair value through profit or loss
Nominal value	€ 5,468
Fair value	5,474
Financial assets held for trading | Other Bonds | Fixed rate
Financial assets at fair value through profit or loss
Nominal value	4,143
Fair value	4,141
Financial assets held for trading | Other Bonds | Fixed rate | Quoted bonds issued by industrial companies
Financial assets at fair value through profit or loss
Nominal value	3,083
Fair value	€ 3,087
Rating - Moody's	from Aaa to Ba2
Rating - S&P	from AAA to BB
Financial assets held for trading | Other Bonds | Fixed rate | Quoted bonds issued by financial and insurance companies
Financial assets at fair value through profit or loss
Nominal value	€ 986
Fair value	€ 982
Rating - Moody's	from Aa1 to Baa3
Rating - S&P	from AA+ to BBB-
Financial assets held for trading | Other Bonds | Fixed rate | Other bonds
Financial assets at fair value through profit or loss
Nominal value	€ 74
Fair value	€ 72
Rating - Moody's	from Aaa to Baa2
Rating - S&P	from AAA to BBB
Financial assets held for trading | Other Bonds | Floating rate
Financial assets at fair value through profit or loss
Nominal value	€ 1,325
Fair value	1,333
Financial assets held for trading | Other Bonds | Floating rate | Quoted bonds issued by industrial companies
Financial assets at fair value through profit or loss
Nominal value	369
Fair value	€ 371
Rating - Moody's	from Aa2 to Baa2
Rating - S&P	from AA to BBB
Financial assets held for trading | Other Bonds | Floating rate | Quoted bonds issued by financial and insurance companies
Financial assets at fair value through profit or loss
Nominal value	€ 709
Fair value	€ 714
Rating - Moody's	from Aaa to Baa2
Rating - S&P	from AAA to BBB-
Financial assets held for trading | Other Bonds | Floating rate | Other bonds
Financial assets at fair value through profit or loss
Nominal value	€ 247
Fair value	€ 248
Rating - Moody's	from Aaa to Baa1
Rating - S&P	from AAA to BBB+
Other financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Nominal value	€ 358
Fair value	€ 358
Rating - Moody's	from Aaa to Baa1
Rating - S&P	from AAA to BBB+